Leases	12 Months Ended
Dec. 31, 2025
Leases
Leases

34. Leases

A.	Leases as lessee

The Company leases buildings and vehicles. The leases typically run for a period of 1 ~ 5 years, with an option to renew or terminate the lease after that date. The Company also leases water purifiers, copy machines, and others with contract terms of one to three years. These leases are short-term and/or leases of low-value items. The Company has elected not to recognize right-of-use assets and lease liabilities for these leases. Information about leases for which the Company is a lessee is presented below.

i.	Right-of-use assets

Right-of-use assets related to leased properties that do not meet the definition of investment property are presented as property and equipment.

Details of right-of-use assets recognized in the consolidated statements of financial position as of December 31, 2025 and 2024 are as follows:

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Acquisition price)
Buildings	₩	8,627,880	13,168,074
Vehicles		643,839	548,856
Total	₩	9,271,719	13,716,930

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Accumulated depreciation)
Buildings	₩	(3,904,631)	(4,895,688)
Vehicles		(314,908)	(169,795)
Total	₩	(4,219,539)	(5,065,483)

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Accumulated impairment loss)
Buildings	₩	(369,280)	(216,464)
Total	₩	(369,280)	(216,464)

		December 31, 2025	December 31, 2024
		(In thousands of Korean won)
Right-of-use assets (Net book value)
Buildings	₩	4,353,969	8,055,922
Vehicles		328,931	379,061
Total	₩	4,682,900	8,434,983

Changes in right-of-use assets for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025
		Building	Vehicles	Total
		(In thousands of Korean won)
Beginning balance	₩	8,055,922	379,061	8,434,983
Changes in scope of consolidation		444,530	84,364	528,894
Depreciation		(1,487,781)	(135,951)	(1,623,732)
Acquisitions		450,810	1,802	452,612
Transfer		(1,903,601)	(49,493)	(1,953,094)
Impairment loss		(152,816)	-	(152,816)
Lease termination		(1,193,957)	(694)	(1,194,651)
Lease modification		140,862	49,843	190,705
Ending balance	₩	4,353,969	328,931	4,682,900

		2024
		Building	Vehicles	Total
		(In thousands of Korean won)
Beginning balance	₩	9,268,936	156,885	9,425,821
Depreciation		(1,307,211)	(96,847)	(1,404,058)
Acquisitions		56,020	363,914	419,934
Transfer		2,385,812	-	2,385,812
Impairment loss		(216,464)	-	(216,464)
Lease termination		(527,731)	(44,891)	(572,622)
Lease modification		(1,603,440)	-	(1,603,440)
Ending balance	₩	8,055,922	379,061	8,434,983

		2023
		Building	Vehicles	Total
		(In thousands of Korean won)
Beginning balance	₩	14,941,069	148,502	15,089,571
Depreciation		(1,627,945)	(76,136)	(1,704,081)
Acquisitions		489,855	88,554	578,409
Transfer		(3,483,371)	(1)	(3,483,372)
Lease termination		(1,009,424)	-	(1,009,424)
Lease modification		(41,248)	(4,034)	(45,282)
Ending balance	₩	9,268,936	156,885	9,425,821

ii.	Amounts recognized in profit or loss

Amounts recognized in profit or loss for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025	2024	2023
		(In thousands of Korean won)
Interest expense from lease liabilities (included in finance cost)	₩	543,208	851,543	1,047,738
Expense from short-term leases		2,330,519	17,763	6,268
Expense from leases of low-value assets excluding short-term leases		19,204	16,083	16,889
Gains on disposal of right-of-use assets		461,212	131,193	1,042,833
Expense from variable lease payments not included in the measurement of lease liabilities		229,313	398,671	853,983
Impairment loss on right-of-use asset		152,816	964,626	2,246

iii.	Amounts recognized in statement of cash flows

Amounts recognized in statements of cash flows for the years ended December 31, 2025, 2024 and 2023 are as follows:

		2025	2024	2023
		(In thousands of Korean won)
Total cash outflows of leases	₩	5,177,970	2,947,475	3,536,265

iv.	Extension options

Some property leases contain extension options exercisable by the Company. Where practicable, the Company seeks to include extension options in new leases to provide operational flexibility. The extension options held are exercisable only by the Company and not by the lessors. The Company assesses at the lease commencement date whether it is reasonably certain to exercise the extension options. The Company reassesses whether it is reasonably certain to exercise the options if there are a significant event or significant changes in circumstances within its control.

v.	Variable lease payments

The Company has entered into a contract to pay revenue-based rent payment for several lease agreements. If the revenue of the store that entered into the contract increase, the rent to be paid may proportionally increase. According to the contract, it is expected that 9 to 18% of sales will be paid.

B.	Leases as lessor

i.	Operating lease

The Company leases out its investment property consisting of its leased property.

The Company has classified these leases as operating leases because they do not transfer substantially all the risk and rewards incidental to the ownership of the assets. Note 10 sets out information about the operating leases of investment property.

Rental income recognized by the Company during the year ended December 31, 2025 was Korean Won 472,235 thousand (2024: Korean Won 808,123 thousand).

Maturity analysis of lease payments, showing the undiscounted lease payments to be received after December 31, 2025 and 2024 as follows:

		2025	2024
		(In thousands of Korean won)
Less than 1 year	₩	737,004	59,315
1 ~ 2 years		441,324	-
Total	₩	1,178,328	59,315